Principal Accounting Policies (Basis of Preparation) (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Corporate expense (expense reversal) allocation	(3,467)	7,008	8,183